Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Composition:

	December 31,
	2024	2023

Government institutions	$-	$44
Prepaid expenses	-	35
Deposits	-	10
Other assets	-	11
Total prepaid expenses and other current assets	$-	$100